S000089902 [Member] Investment Strategy - Stewart Investors Global Emerging Markets Leaders Fund	Jun. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in a diversified portfolio of equity or equity-related securities of large and mid‑capitalization companies that are incorporated or listed in emerging markets, or companies listed on developed market exchanges whose activities predominantly (i.e. at least 50%) take place in emerging markets. In determining whether a company’s activities predominantly take place in emerging markets, the portfolio manager will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the portfolio manager. Equity-related securities include, but are not limited to, warrants, preference shares, rights issues, convertible bonds, depositary receipts such as ADR and GDR, and equity-linked or participation notes. Emerging markets are defined as those countries that are either i) not classified by MSCI or FTSE as developed markets, ii) categorized by the World Bank as middle or low‑income, or iii) not members of the Organisation for Economic Cooperation and Development.
The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange via the Shanghai-Hong Kong Stock Connect and Shenzhen‑Hong Kong Stock Connect Schemes.
The portfolio manager utilizes a bottom‑up, qualitative approach to finding and investing in companies. The portfolio manager assesses the quality and sustainability of companies and believes that companies that score highly on these measures are better placed to deliver positive long-term, risk-adjusted returns, and that ownership of these companies will help to preserve shareholder capital in volatile and falling markets allowing for the steady compounding of returns through economic cycles. There is no set weighting given to quality or sustainability assessments, or to other factors the portfolio manager may consider, which will vary on a company‑by‑company basis.
Assessment of Quality
The portfolio manager assesses a company’s quality with reference to the company’s management, the franchise, and the company’s financials. The extent to which the portfolio manager’s quality assessment (and any one or more specific factors considered as part of the quality assessment) will affect the decision to invest in a company will depend on the analysis and judgment of the portfolio manager and may vary by company.
Assessment of Sustainability
The portfolio manager assesses a company’s sustainability with reference to whether they believe the company will both contribute to, and benefit from, sustainable development. The portfolio manager believes that “sustainable development” is achieved where a company’s activities lead or contribute (directly or indirectly) to positive social outcomes and/or positive environmental outcomes.
Positive social outcomes include, but are not limited to, improvements in health and well-being, physical infrastructure, economic welfare, and opportunity and empowerment.
Positive environmental outcomes include, but are not limited to, more careful, efficient and productive use of natural resources, reduced waste and improved waste management, and the wider adoption of circular economy practices and measures. Circular economy is defined as an economic system aimed at eliminating waste and the continual use of resources.
Position on harmful and controversial products and services
The portfolio manager’s Assessments of Quality and Sustainability are designed to prevent the Fund from investing in companies that the portfolio manager may categorize as directly involved in harmful or controversial products, services or practices, which may include, but are not limited to, fossil fuels, nuclear power, alcohol production, animal welfare and testing, and oppressive governance regimes.
Where the portfolio manager becomes aware of a material exposure to such products or services prior to a new investment in a company or as part of its ongoing monitoring, the portfolio manager will engage with the company and review the company research and investment case, noting the company’s response. For those products and services that generate revenue for a company, the portfolio manager has set a materiality threshold for direct involvement in the relevant activities of 5% of revenue, or such lower percentage as may be determined from time to time by the portfolio manager. Following this review and engagement, the portfolio manager may determine that investment in the company, or maintenance of a position in the company, would not be inconsistent with their assessment that the relevant company contributes to, and benefits from, sustainable development.